Borrowings (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Fixed Rate Advances from FHLB

Fixed rate advances from the FHLB of New York mature as follows:

	December 31, 2014		June 30, 2014
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Maturing in years ending June 30:
2015	$375,000	0.41%	$320,000	0.38%
2016	7,500	1.09	7,500	1.09
2017	3,000	1.05	3,000	1.05
2018	5,225	1.18	5,225	1.18
2021	718	4.94	765	4.94
2023	145,000	3.04	145,000	3.04

	536,443	1.15%	481,490	1.21%
Fair value adjustments	19		29

	$536,462		$481,519

Fixed-rate advances from FHLB of New York mature as follows:

	June 30,
	2014		2013
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
	(Dollars in Thousands)

Maturing in years ending June 30:
2014	$—	—%	$105,000	0.39%
2015	320,000	0.38	—	—
2016	7,500	1.09	—	—
2017	3,000	1.05	—	—
2018	5,225	1.18	—	—
2021	765	4.94	854	4.94
2023	145,000	3.04	145,000	3.04

	481,490	1.21%	250,854	1.94%
Fair value adjustments	29		77

	$481,519		$250,931